Income Taxes (Details) - Schedule of income tax expense - Subsidiaries [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes (Details) - Schedule of income tax expense [Line Items]
Current income tax expenses	$ 771,639	$ 187,067	$ 17,635
Deferred income tax expenses (recovery)	(1,001,372)	57,674
Income tax expenses (recovery)	$ (229,733)	$ 244,741	$ 17,635